VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Restricted cash	$ 708	$ 898
Financing receivables, net	17,098	19,428
Total Assets	45,069	47,352
Debt	24,670	24,854
Total Liabilities	40,229	41,196
Variable interest entities
Variable Interest Entity [Line Items]
Restricted cash	581	739
Financing receivables, net	8,176	9,026
Total Assets	8,757	9,765
Debt	8,076	9,011
Total Liabilities	$ 8,076	$ 9,011